SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   MARCH 1998

THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

               			    Approx Asset
Date	           Number   Price   Value or Approx   Seller
Each   Ident    Shares    Per       Asset Cov/Shr     or Seller's
Trans  Sec     Purch      Share  at Time of Purch   Broker

3-23    CEE      5000      19.4375       23.52           Weeden & Co.
3-24       " "     15000     19.7358        23.63                " "
3-25       " "     11900     19.9375        23.63                " "
3-27      " "      51000     19.6495        23.49                " "
The Central European Equity Fund, Inc.
 Name of Registrant
By Joseph Cheung - Treasurer
Date of Statement          4/6/98